UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2005

Check here if Amendment           |_|; Amendment Number: ____

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AXE-HOUGHTON ASSOCIATES, INC.
Address:  One Bridge Plaza, Suite 695
          Fort Lee, NJ 07024

Form 13F File Number: 28-2058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven E. Berman
Title: President
Phone: (201) 585-7733
Signature, Place, and Date of Signing:


/s/ Steven E. Berman, Fort Lee, NJ 07024
------------------------------------------

August 22nd, 2005

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    71

Form 13F Information Table Value Total:    281
                                           (thousands)

List of Other Included Managers: NONE

Axe-Houghton Associates
FORM 13F
June 30, 2005

                           FORM 13F INFORMATION TABLE

                               TITLE OF               VALUE  SHARES/  SH/  PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER              CLASS      CUSIP    (x$1000) PRN AMT  PRN  CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
-----------------------        --------  ---------  -------- -------  ---  ----   -------  ----------  --------  -------- -------
Activision Inc.                  COM     004930202    1,568   94,932  SH                                  Sole             94,932
Amcol Intl Corp                  COM     02341W103      970   51,600  SH                                  Sole             51,600
Amedisys Inc.                    COM     023436108    2,475   67,300  SH                                  Sole             67,300
BankUnited Financial Corporati   COM     06652b103      838   30,975  SH                                  Sole             30,975
Brigham Exploration Company      COM     109178103      394   43,100  SH                                  Sole             43,100
Bucyrus Intl Inc. Cl A           COM     118759109    1,493   39,300  SH                                  Sole             39,300
Caci International Inc.          COM     127190304      586    9,275  SH                                  Sole              9,275
Centene Corp.                    COM     15135b101    1,383   41,174  SH                                  Sole             41,174
Ceradyne Inc.                    COM     156710105      256   10,650  SH                                  Sole             10,650
Cognex Corp.                     COM     192422103      736   28,100  SH                                  Sole             28,100
Computer Programs & Systems      COM     205306103    1,809   48,550  SH                                  Sole             48,550
Consolidated Water Company Inc   COM     g23773107      543   14,000  SH                                  Sole             14,000
CryptoLogic Inc.                 COM     228906103    1,645   54,800  SH                                  Sole             54,800
DJ Orthopedics Inc.              COM     23325g104      343   12,500  SH                                  Sole             12,500
DRS Technologies Inc.            COM     23330x100    1,713   33,400  SH                                  Sole             33,400
Global Power Equipment Group I   COM     37941p108      523   65,800  SH                                  Sole             65,800
HCC Insurance Holdings Inc.      COM     404132102      340    8,975  SH                                  Sole              8,975
Hansen Natural Corp              COM     411310105    1,652   19,500  SH                                  Sole             19,500
Hub Group Inc. Cl A              COM     443320106      521   20,800  SH                                  Sole             20,800
II VI INC COM                    COM     902104108      478   26,000  SH                                  Sole             26,000
Intermagnetics General Corp.     COM     458771102    1,412   45,900  SH                                  Sole             45,900
Itron Inc.                       COM     465741106    2,297   51,400  SH                                  Sole             51,400
Ixia                             COM     45071r109      818   42,100  SH                                  Sole             42,100
Knight Transportation Inc.       COM     499064103      399   16,400  SH                                  Sole             16,400
LKQ Coporation                   COM     501889208      999   36,800  SH                                  Sole             36,800
La Quinta Corp.                  COM     50419u202      728   78,000  SH                                  Sole             78,000
Labor Ready Inc.                 COM     505401208    1,389   59,600  SH                                  Sole             59,600
Lifepoint Hospitals              COM     53219l109    1,158   22,900  SH                                  Sole             22,900
LoJack Corp.                     COM     539451104    1,015   57,800  SH                                  Sole             57,800
Marinemax Inc.                   COM     567908108    2,606   83,400  SH                                  Sole             83,400
Marvel Enterprises Inc.          COM     57383m108      810   41,100  SH                                  Sole             41,100
Matrixx Initiatives Inc.         COM     57685l105      241   21,900  SH                                  Sole             21,900
Mattson Technology Inc.          COM     577223100      689   96,250  SH                                  Sole             96,250
Micros Sys Inc.                  COM     594901100    1,369   30,600  SH                                  Sole             30,600
Mikohn Gaming Corp               COM     59862k108      856   58,100  SH                                  Sole             58,100
Mine Safety Appliances Company   COM     602720104    1,118   24,200  SH                                  Sole             24,200
Mission Resources Corp.          COM     605109107      631   78,200  SH                                  Sole             78,200
Nautilus Inc.                    COM     63910b102    1,448   50,800  SH                                  Sole             50,800
Novatel Inc.                     COM     669954109    2,179   81,200  SH                                  Sole             81,200
Option Care Inc.                 COM     683948103      359   25,450  SH                                  Sole             25,450
Orient Express Hotels Ltd        COM     g67743107      557   17,600  SH                                  Sole             17,600
PAR Pharmaceutical Companies I   COM     69888p106      553   17,400  SH                                  Sole             17,400
Penn National Gaming Inc.        COM     707569109    1,411   38,650  SH                                  Sole             38,650
Portfolio Recovery Associates    COM     73640q105      744   17,700  SH                                  Sole             17,700
Protein Design Labs Inc.         COM     74369l103      307   15,200  SH                                  Sole             15,200
Psychiatric Solutions Inc.       COM     74439h108      482    9,900  SH                                  Sole              9,900
Quiksilver Inc.                  COM     74838c106      860   53,800  SH                                  Sole             53,800
RC2 Corporation                  COM     749388104    1,803   48,000  SH                                  Sole             48,000
SFBC Intl Inc.                   COM     784121105    1,425   36,900  SH                                  Sole             36,900
SIRF Technology Holdings Inc.    COM     82967h101    1,828  103,400  SH                                  Sole            103,400
Safenet Inc.                     COM     78645r107    1,999   58,704  SH                                  Sole             58,704
Spinnaker Exploration Co.        COM     84855w109      600   16,900  SH                                  Sole             16,900
Steiner Leisure Ltd.             COM     p8744y102    1,672   45,100  SH                                  Sole             45,100
Superior Energy Services Inc.    COM     868157108      821   46,100  SH                                  Sole             46,100
Symbion Inc.                     COM     871507109      911   38,200  SH                                  Sole             38,200
Symmetricom Inc.                 COM     871543104      288   27,800  SH                                  Sole             27,800
Synaptics Incorporated           COM     87157d109      678   31,750  SH                                  Sole             31,750
Syneron Medical Ltd              COM     m87245102      918   25,100  SH                                  Sole             25,100
TBC Corporation                  COM     872183108      807   29,740  SH                                  Sole             29,740
Tetra Technologies Inc.          COM     88162f105      830   26,075  SH                                  Sole             26,075
Titanium Metals Corporation      COM     888339207    1,085   19,100  SH                                  Sole             19,100
Toreador Resources Corporation   COM     891050106      828   34,100  SH                                  Sole             34,100
Trident Microsystems Inc.        COM     895919108    1,332   58,700  SH                                  Sole             58,700
Trimble Navigation Ltd           COM     896239100      362    9,300  SH                                  Sole              9,300
Ultra Petroleum Corp.            COM     903914109    1,017   33,500  SH                                  Sole             33,500
VCA Antech Inc.                  COM     918194101    1,516   62,500  SH                                  Sole             62,500
Ventiv Health Inc.               COM     922793104    1,274   66,100  SH                                  Sole             66,100
W Holding Company Inc.           COM     929251106      584   57,104  SH                                  Sole             57,104
WPT Enterprises Inc.             COM     98211w108      606   31,100  SH                                  Sole             31,100
Walter Industries Inc.           COM     93317q105    1,246   31,000  SH                                  Sole             31,000
West Pharmaceutical Services I   COM     955306105      281   10,000  SH                                  Sole             10,000